Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of premises and equipment
	2017	2016

Land	$773,186	$773,186
Buildings and improvements	6,735,840	6,752,503
Equipment	3,395,096	3,492,693
	10,904,122	11,018,382
Less accumulated depreciation	(6,643,926)	(6,519,729)

Net premises and equipment	$4,260,196	$4,498,653